Capital - Summary of Dividend Declared and Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends Declared And Paid [Abstract]
Dividends declared per common share	$ 2.16	$ 1.96
Dividends declared	$ 973	$ 908
Dividends reinvested	(29)	(21)
Dividends paid	$ 944	$ 887